Annual Total Returns- Federated Hermes Michigan Intermediate Municipal Fund (Class A and IS Shares) [BarChart] - Class A and IS Shares - Federated Hermes Michigan Intermediate Municipal Fund - A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	2.64%	9.44%	5.44%	(2.22%)	6.57%	2.58%	(0.63%)	3.49%	0.79%	5.85%